Expense Example (Invesco Moderate Growth Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Moderate Growth Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 657
3 Years	926
5 Years	1,215
10 Years	2,035
Class B, Invesco Moderate Growth Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	689
3 Years	929
5 Years	1,294
10 Years	2,191
Class C, Invesco Moderate Growth Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	289
3 Years	629
5 Years	1,094
10 Years	2,383
Class R, Invesco Moderate Growth Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class R
1 Year	138
3 Years	475
5 Years	835
10 Years	1,850
Class Y, Invesco Moderate Growth Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	88
3 Years	319
5 Years	570
10 Years	$ 1,287